Abacus Settlements LLC - UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 903,361	$ 9,992,004		$ 15,739,009	$ 21,507,702	$ 31,682,275	$ 14,546
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	12,770	1,070		14,911	3,211	4,282	2,447
Amortization of deferred financing fees				133,211	0
Changes in operating assets and liabilities:
Related party receivables				29,199	(364,931)	(130,873)	(11,047)
Other receivables						0	(18,315)
Accrued payroll and other expenses				112,388	0
Contract liability—deposits on pending settlement				(632,381)	0
Accounts payable				(38,014)	44,103,901	40,014	0
Net cash used in operating activities				(51,176,074)	(6,395,331)	10,693,254	(139,169)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided (used) in investing activities				2,569,437	(1,932,664)	(3,704,646)	(275,346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities				55,203,004	12,069,661	22,961,795	381,663
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS				6,596,367	3,741,666	29,950,403	(32,852)
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD			$ 30,052,823	30,052,823	102,420	102,420	135,272
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	36,649,190	3,844,087		36,649,190	3,844,087	30,052,823	102,420
Abacus Settlements, LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		(122,999)	(974,901)		149,789
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense			19,157		17,807
Amortization expense			40,278		60,000
Amortization of deferred financing fees			11,725		1,954
Non-cash lease expense			1,210		815
Changes in operating assets and liabilities:
Related party receivables			397,039		0
Other receivables			101,203		(641,951)
Prepaid expenses			(198,643)		(33,192)
Other current assets			(26,211)		(2,561)
Certificate of deposit			0		(656,250)
Accrued payroll and other expenses			(17,466)		41,934
Contract liability—deposits on pending settlement			659,067		(1,096,041)
Accounts payable			(36,750)		(30,696)
Net cash used in operating activities			(24,292)		(875,892)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures			(108,394)		(57,546)
Purchase of intangible asset			0		0
Due from members and affiliates			(74,134)		(58,275)
Net cash provided (used) in investing activities			(182,528)		(130,821)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due to members			(1,411)		(11,857)
Distributions to members			(442,283)		(661,308)
Net cash provided by financing activities			(443,694)		(673,165)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(650,514)		(1,679,878)
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	$ 808,226		1,458,740	$ 1,458,740	2,599,302	2,599,302
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		$ 919,424	$ 808,226		$ 919,424	$ 1,458,740	$ 2,599,302